Concentration of risk (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Federally bank insured limits	$ 250,000
Revenues [Member]
Concentration risk percentage	10.00%	10.00%
Purchases [Member]
Concentration risk percentage	10.00%	10.00%